Information by segments - Sales by product (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
National sales
Sales by product
Sales by product	$ 71,745,082	$ 83,651,506	$ 44,822,210
National sales | Mid-distillates
Sales by product
Sales by product	32,605,842	39,182,510	17,140,327
National sales | Gasolines
Sales by product
Sales by product	23,129,025	27,620,199	15,475,370
National sales | Gas Natural
Sales by product
Sales by product	4,358,266	4,162,876	3,200,069
National sales | Services
Sales by product
Sales by product	3,232,784	3,601,681	3,065,988
National sales | Electric power transmission services
Sales by product
Sales by product	2,769,897	2,595,505	728,467
National sales | Roads and construction services
Sales by product
Sales by product	349,834	355,737	107,179
National sales | Plastic and rubber
Sales by product
Sales by product	1,225,223	1,568,816	1,642,035
National sales | Asphalts
Sales by product
Sales by product	938,185	897,200	611,051
National sales | L.P.G. and propane
Sales by product
Sales by product	762,349	1,094,332	926,231
National sales | Polyethylene
Sales by product
Sales by product	314,184	302,630	320,466
National sales | Aromatics
Sales by product
Sales by product	297,957	343,792	247,387
National sales | Fuel oil
Sales by product
Sales by product	36,298	9,213	23,799
National sales | Other income - Gas contracts
Sales by product
Sales by product	30	1,940	2,879
National sales | Other products
Sales by product
Sales by product	607,708	679,183	402,828
National sales | Cash flow hedging
Sales by product
Sales by product			(8)
Foreign sales
Sales by product
Sales by product	71,444,520	75,959,572	47,058,994
Foreign sales | Gasolines
Sales by product
Sales by product	193,394	157,685
Foreign sales | Gas Natural
Sales by product
Sales by product	105,413	254,054	71,529
Foreign sales | Electric power transmission services
Sales by product
Sales by product	5,666,389	5,114,783	1,827,622
Foreign sales | Roads and construction services
Sales by product
Sales by product	4,761,317	4,676,822	1,241,144
Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,393,669	2,036,201	2,092,379
Foreign sales | L.P.G. and propane
Sales by product
Sales by product	302,159	339,837	116,960
Foreign sales | Fuel oil
Sales by product
Sales by product	4,028,908	4,348,312	2,288,977
Foreign sales | Other products
Sales by product
Sales by product	1,804,697	1,633,510	1,033,909
Foreign sales | Diesel
Sales by product
Sales by product	4,097,117	2,324,861	3,867,937
Foreign sales | Cash flow hedging
Sales by product
Sales by product	(468,407)	(1,578,246)	(349,884)
Operating segments
Sales by product
Sales by product		83,651,506
Total sales revenue	143,189,602	159,611,078	91,881,204
Operating segments | National sales
Sales by product
Sales by product	71,745,082		44,822,210
Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	32,605,842	39,182,510	17,140,327
Operating segments | National sales | Gasolines
Sales by product
Sales by product	23,129,025	27,620,199	15,475,370
Operating segments | National sales | Gas Natural
Sales by product
Sales by product	4,358,266	4,162,876	3,200,069
Operating segments | National sales | Services
Sales by product
Sales by product	3,232,784	3,601,681	3,065,988
Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	2,769,897	2,595,505	728,467
Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	349,834	355,737	107,179
Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	989,084	860,102	734,666
Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	1,225,223	1,568,816	1,642,035
Operating segments | National sales | Asphalts
Sales by product
Sales by product	938,185	897,200	611,051
Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	762,349	1,094,332	926,231
Operating segments | National sales | Crude oil
Sales by product
Sales by product	128,416	375,790	193,476
Operating segments | National sales | Polyethylene
Sales by product
Sales by product	314,184	302,630	320,466
Operating segments | National sales | Aromatics
Sales by product
Sales by product	297,957	343,792	247,387
Operating segments | National sales | Fuel oil
Sales by product
Sales by product	36,298	9,213	23,799
Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	30	1,940	2,879
Operating segments | National sales | Other products
Sales by product
Sales by product	607,708	679,183	402,828
Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product			(8)
Operating segments | Foreign sales
Sales by product
Sales by product	71,444,520	75,959,572	47,058,994
Operating segments | Foreign sales | Gasolines
Sales by product
Sales by product	193,394	157,685
Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	105,413	254,054	71,529
Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	4,761,317	4,676,822	1,241,144
Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,393,669	2,036,201	2,092,379
Operating segments | Foreign sales | L.P.G. and propane
Sales by product
Sales by product	302,159	339,837	116,960
Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	49,559,864	56,651,753	34,868,421
Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	4,028,908	4,348,312	2,288,977
Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,804,697	1,633,510	1,033,909
Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	4,097,117	2,324,861	3,867,937
Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(468,407)	(1,578,246)	(349,884)
Eliminations
Sales by product
Sales by product		(47,758,721)
Total sales revenue	(50,151,237)	(47,901,832)	(38,615,797)
Eliminations | National sales
Sales by product
Sales by product	(49,929,808)		(38,615,755)
Eliminations | National sales | Mid-distillates
Sales by product
Sales by product	(32,349)	(35,108)	(26,485)
Eliminations | National sales | Gasolines
Sales by product
Sales by product	(3,836,642)	(4,402,357)	(2,456,099)
Eliminations | National sales | Gas Natural
Sales by product
Sales by product	(1,193,123)	(1,087,701)	(877,622)
Eliminations | National sales | Services
Sales by product
Sales by product	(14,001,151)	(11,847,349)	(10,004,421)
Eliminations | National sales | Fuel gas service
Sales by product
Sales by product	(9,283)	(8,999)	(7,546)
Eliminations | National sales | L.P.G. and propane
Sales by product
Sales by product	(16,739)	(30,169)	(24,529)
Eliminations | National sales | Crude oil
Sales by product
Sales by product	(27,741,343)	(28,841,135)	(23,426,015)
Eliminations | National sales | Polyethylene
Sales by product
Sales by product	649
Eliminations | National sales | Other products
Sales by product
Sales by product	(3,099,827)	(1,505,903)	(1,793,038)
Eliminations | Foreign sales
Sales by product
Sales by product	(221,429)	(143,111)	(42)
Eliminations | Foreign sales | Crude oil
Sales by product
Sales by product		(141,891)
Eliminations | Foreign sales | Fuel oil
Sales by product
Sales by product	(204,030)
Eliminations | Foreign sales | Other products
Sales by product
Sales by product	17,399	(1,220)	(42)
Exploration and Production | Operating segments
Sales by product
Sales by product		35,237,738
Total sales revenue	81,514,915	91,020,465	63,248,952
Exploration and Production | Operating segments | National sales
Sales by product
Sales by product	33,981,605		28,521,568
Exploration and Production | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	5,551,389	5,250,577	4,077,691
Exploration and Production | Operating segments | National sales | Services
Sales by product
Sales by product	(53,379)	450,322	132,060
Exploration and Production | Operating segments | National sales | Asphalts
Sales by product
Sales by product	65,574	47,224	25,178
Exploration and Production | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	505,066	739,323	618,218
Exploration and Production | Operating segments | National sales | Crude oil
Sales by product
Sales by product	27,870,500	28,725,485	23,619,491
Exploration and Production | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	26,564	2,663	10,838
Exploration and Production | Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	30	1,940	2,879
Exploration and Production | Operating segments | National sales | Other products
Sales by product
Sales by product	15,861	20,204	35,213
Exploration and Production | Operating segments | Foreign sales
Sales by product
Sales by product	47,533,310	55,782,727	34,727,384
Exploration and Production | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	105,413	254,054	71,529
Exploration and Production | Operating segments | Foreign sales | L.P.G. and propane
Sales by product
Sales by product	302,159	339,837	116,960
Exploration and Production | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	47,631,662	56,701,497	34,868,421
Exploration and Production | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	(82,348)
Exploration and Production | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	36,869	35,113	20,365
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(460,445)	(1,547,774)	(349,891)
Refining and Petrochemicals | Operating segments
Sales by product
Sales by product		78,969,039
Total sales revenue	82,147,926	89,178,947	50,976,385
Refining and Petrochemicals | Operating segments | National sales
Sales by product
Sales by product	68,728,010		41,801,490
Refining and Petrochemicals | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	32,638,191	39,217,618	17,166,812
Refining and Petrochemicals | Operating segments | National sales | Gasolines
Sales by product
Sales by product	26,965,667	32,022,556	17,931,469
Refining and Petrochemicals | Operating segments | National sales | Services
Sales by product
Sales by product	1,441,770	746,500	659,088
Refining and Petrochemicals | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	998,367	869,101	742,212
Refining and Petrochemicals | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	1,225,223	1,568,816	1,642,035
Refining and Petrochemicals | Operating segments | National sales | Asphalts
Sales by product
Sales by product	872,611	849,976	585,873
Refining and Petrochemicals | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	274,022	385,178	332,542
Refining and Petrochemicals | Operating segments | National sales | Crude oil
Sales by product
Sales by product	(741)	491,440
Refining and Petrochemicals | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	313,535	302,630	320,466
Refining and Petrochemicals | Operating segments | National sales | Aromatics
Sales by product
Sales by product	297,957	343,792	247,387
Refining and Petrochemicals | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	9,734	6,550	12,961
Refining and Petrochemicals | Operating segments | National sales | Other products
Sales by product
Sales by product	3,691,674	2,164,882	2,160,653
Refining and Petrochemicals | Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product			(8)
Refining and Petrochemicals | Operating segments | Foreign sales
Sales by product
Sales by product	13,419,916	10,209,908	9,174,895
Refining and Petrochemicals | Operating segments | Foreign sales | Gasolines
Sales by product
Sales by product	193,394	157,685
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,393,669	2,036,201	2,092,379
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	1,928,202	92,147
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	4,315,286	4,348,312	2,288,977
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,500,210	1,281,174	925,595
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	4,097,117	2,324,861	3,867,937
Refining and Petrochemicals | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(7,962)	(30,472)	7
Transportation and Logistics | Operating segments
Sales by product
Sales by product		13,955,992
Total sales revenue	15,509,732	13,955,992	12,158,466
Transportation and Logistics | Operating segments | National sales
Sales by product
Sales by product	15,509,732		12,158,466
Transportation and Logistics | Operating segments | National sales | Services
Sales by product
Sales by product	15,509,732	13,955,992	12,158,466
Transportation and Logistics | Operating segments | National sales | Other products
Sales by product
Sales by product	0
Electric power transmission and toll roads concessions | Operating segments
Sales by product
Total sales revenue			4,113,198
Electric power transmission and toll roads concessions | Operating segments | National sales
Sales by product
Sales by product			956,441
Electric power transmission and toll roads concessions | Operating segments | National sales | Services
Sales by product
Sales by product			120,795
Electric power transmission and toll roads concessions | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product			728,467
Electric power transmission and toll roads concessions | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product			107,179
Electric power transmission and toll roads concessions | Operating segments | Foreign sales
Sales by product
Sales by product			3,156,757
Electric power transmission and toll roads concessions | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	5,666,389	5,114,783	1,827,622
Electric power transmission and toll roads concessions | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product			1,241,144
Electric power transmission and toll roads concessions | Operating segments | Foreign sales | Other products
Sales by product
Sales by product			$ 87,991
Concessions, electricity transport and roads | Operating segments
Sales by product
Sales by product		3,247,458
Total sales revenue	14,168,266	13,357,506
Concessions, electricity transport and roads | Operating segments | National sales
Sales by product
Sales by product	3,455,543
Concessions, electricity transport and roads | Operating segments | National sales | Services
Sales by product
Sales by product	335,812	296,216
Concessions, electricity transport and roads | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	2,769,897	2,595,505
Concessions, electricity transport and roads | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	349,834	355,737
Concessions, electricity transport and roads | Operating segments | Foreign sales
Sales by product
Sales by product	10,712,723	10,110,048
Concessions, electricity transport and roads | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	4,761,317	4,676,822
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	$ 285,017	$ 318,443